Prepaid Expenses and Other Current Assets (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Insurance	$ 26,071	$ 30,666	$ 33,569
Legal Fees	4,480	16,180	0
Deposit for equipment purchase	25,288	25,288	0
Operating ROU asset – short term portion	177,453	0
Deposit for leased equipment purchase (Note 11)	153,126	153,126	0
Total	$ 386,418	$ 225,260	$ 33,569